Average Annual Total Returns - Federated Hermes International Strategic Value Dividend Fund	A 1 Year	A 5 Years	A 10 Years	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	C 1 Year	C 5 Years	C 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	MSCI World ex US Index(reflects no deduction for fees, expenses or taxes) 1 Year		MSCI World ex US Index(reflects no deduction for fees, expenses or taxes) 5 Years		MSCI World ex US Index(reflects no deduction for fees, expenses or taxes) 10 Years		MSCI World ex US High Dividend Yield Index(reflects no deduction for fees, expenses or taxes) 1 Year		MSCI World ex US High Dividend Yield Index(reflects no deduction for fees, expenses or taxes) 5 Years		MSCI World ex US High Dividend Yield Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	(7.32%)	2.42%	2.73%	(8.68%)	1.61%	2.05%	(4.40%)	1.92%	2.30%	(3.71%)	2.74%	2.50%	(1.75%)	3.75%	3.55%	(1.73%)	3.73%	3.33%	7.59%	[1]	7.64%	[1]	5.19%	[1]	(1.32%)	[2]	6.11%	[2]	4.81%	[2]

[1]	The MSCI World ex US Index captures large- and mid-cap representation across 22 of23 developed markets countries—excluding the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.
[2]	The MSCI World ex US High Dividend Yield Index, a representation of the international dividend-paying universe, is based on the MSCI World ex US Index, its parent index, and includes large- and mid-cap stocks across 22 of23 developed markets countries. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent.